Employee termination and exit costs	12 Months Ended
Dec. 31, 2011
Employee termination and exit costs
5.	Employee termination and exit costs

Elster has restructured some of its operations, in particular the manufacturing processes of certain products. Associated with these restructuring programs were the termination of manufacturing activities and the transfer to other Elster sites or to outside manufacturing service providers. In certain cases this caused the closure of an entire Elster site. In addition, the restructuring measures included the reduction of headcount and resulted in employee termination benefit costs.

In 2011 the Water segment initiated and completed restructuring plans in Columbia to close the manufacturing site and relocate the manufacturing of water meters from Hungary to the existing site in Slovakia. The amount recognized for these restructuring plans in 2011 was $504 and the majority of the costs were related to involuntary terminations.

The Spanish operation in the Water segment had a number of restructuring programs relating to outsourcing projects and production relocations resulting in involuntary termination benefits recognized of $3,015 in 2010 and $2,438 in 2009.

In 2009 the Water segment had several restructuring plans for its operations in the United Kingdom, including workforce reduction in Luton, the closure of a site in Chesterfield and outsourcing of manufacturing to Malaysia. The total amount recognized was $511 in 2010 and $1,516 in 2009. Additionally, the manufacturing of water meters was relocated from Russia and Poland to Slovakia in 2009 resulting in restructuring expenses of $1,526 in 2009 primarily for inventory write downs and penalties paid to suppliers.

In 2009 the Gas segment had a restructuring plan to reduce the headcount at its Osnabrueck, Germany site. The amount recognized for involuntary termination benefits under the terms of a collective bargaining agreement were a credit of $704 in 2010 and an expense of $11,077 in 2009. The credit in 2010 is related to the release of a previously established reserve. The manufacturing site in Mainz, Germany was subject to a separate restructuring plan with related expenses for involuntary termination of $377 in 2010 and $2,251 in 2009.

A manufacturing site of Elster’s Gas segment in the United Kingdom was subject to a restructuring plan that included relocation of manufacturing operations to other Elster sites in Slovakia and Germany as well as to external contractors and the closure of that site in the United Kingdom. These restructuring measures led to involuntary termination benefits and related costs of $448 in 2010 and $625 in 2009.

Several other Elster subsidiaries in Italy, France, Belgium, the Netherlands, Luxembourg, Hungary, Brazil and the United States implemented restructuring measures aimed to improve operational efficiency and recorded charges of $2,182 in 2010 and $2,762 in 2009 for outsourcing and relocation projects.

In addition to the restructuring measures, Elster subsidiaries in Italy, Germany, France, the United Kingdom, Slovakia, Australia, South Africa, Colombia, Argentina, Brazil and the United States recognized expenses for involuntary termination benefits as a consequence of restructuring measures and capacity adjustments amounting to $431 in 2011, $388 in 2010 and $3,052 in 2009.

The following summary presents employee termination and exit costs by segment:

	Gas			Electricity			Water
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Employee termination and exit costs	$379	$332	$16,880	$52	$2,170	$842	$504	$3,715	$7,310

	Total segments			Corporate			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Employee termination and exit costs	$935	$6,217	$25,032	$0	$0	$331	$935	$6,217	$25,363

The charges for employee termination and exit activities were recognized in the following captions of the statement of operations:

	2011	2010	2009
Cost of revenues	$617	$3,492	$18,847
Selling expenses	0	861	2,912
General and administrative expenses	303	1,864	2,440
Research and development expenses	15	0	1,164
Total	$935	$6,217	$25,363

The following table reflects the change in the restructuring liability in 2011 and 2010:

	2011	2010
Liability at January 1,	$2,223	$10,768
Accrued	91	2,131
Payments made	-2,019	-8,905
Releases	0	-1,161
Foreign exchange rate change	47	-610
Liability at December 31,	$342	$2,223
Thereof:
Current	342	2,223
Noncurrent	0	0

In the first quarter of 2012 Elster’s Administrative Board authorized a reinvestment program with planned actions that include consolidating operations and sites mainly in North America and in Europe, relocating certain product-lines to other existing Elster businesses and increasing our mix of production in low-cost countries. The planned consolidation of operations includes the closure of four major facilities and the reduction in the number of our small and mid-sized facilities. In addition, the program includes the consolidation of administration structures in particular across our finance, procurement and human resources functions. The program is planned to begin in the first quarter of 2012 and be completed by 2014. Elster estimates future cost for the program in the range of $40,000 to $60,000. The majority of the estimated cost is for involuntary employee terminations in the Water and Gas segments. In addition, the program is expected to involve accelerated depreciation and amortization of property, plant and equipment that will not be relocated to a different site and estimated capital expenditures of $35,000 through the end of 2014.